Consolidated Statements of Equity (Parenthetical) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Common Stock, Shares	183,521	183,528	189,454
Purchase of treasury stock, Shares	8	8	6,283
Reissuance of treasury stock, Shares	0	1	357
Common Stock, Shares	183,513	183,521	183,528